Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
GOODWILL.
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

Company	Cash Generating Unit	Opening Balance 01-01-2021	Transfer	Foreign Currency Translation	Closing Balance 12-31-2021	Transfer to Held for Sale (1)	Foreign Currency Translation	Closing Balance 12-31-2022
		ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$
Enel Colina S.A.	Enel Colina S.A.	2,240,478	—	—	2,240,478	—	—	2,240,478
Enel Distribución Chile S.A.	Enel Distribución Chile	128,374,362	(37,912,005)	—	90,462,357	—	—	90,462,357
Enel Transmisión Chile S.A.	Enel Transmisión Chile	—	37,912,005	—	37,912,005	(37,912,005)	—	—
Enel Generación Chile S.A.	Generación Chile	756,642,815	—	—	756,642,815	—	—	756,642,815
Almeyda Solar SpA	Enel Green Power Chile	20,625,818	(20,625,818)	—	—	—	—	—
Enel Green Power Chile S.A.	Enel Green Power Chile	—	20,625,818	3,895,532	24,521,350	—	324,265	24,845,615
Geotérmica del Norte	Enel Green Power Chile	77,445	—	14,627	92,072	—	1,218	93,290
Parque Eólico Talinay Oriente	Enel Green Power Chile	7,744,451	—	1,462,670	9,207,121	—	121,753	9,328,874
	Total	915,705,369	—	5,372,829	921,078,198	(37,912,005)	447,236	883,613,429
(1)	See Note 5.2.